Subsequent events (Details) - EUR (€) € in Millions	May 14, 2024	May 31, 2024
Vodafone Spain, Discontinued operations
Statements
Cash consideration		€ 4,100
Nominal value of non-cash consideration		900
Disposal of Vodafone Spain | Vodafone Spain, Discontinued operations
Statements
Cash consideration		4,100
Nominal value of non-cash consideration		€ 900
Share buybacks
Statements
Amount of share buybacks, initial amount	€ 500
Amount of share buybacks, total planned amount	€ 2,000
Period of share buyback programme	12 months